Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have developed and implemented a cybersecurity risk management policy designed to protect the confidentiality, integrity, and availability of our critical systems and information.

We have established a comprehensive and multi-layered cybersecurity defense system to effectively address both internal and external cyber threats. We recognize the importance of effective information security management and strives to maintain the confidentiality, integrity and availability of information in the cyberspace. In aspiring to prevent, detect and respond to unauthorized and malicious attacks in the cyberspace, we will identify, prioritize and manage dedicated efforts towards both protection of information and the minimization of risks of unauthorized and malicious access to information in the cyberspace.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Governance

Our board of directors is responsible for overseeing our cybersecurity risk management. Our board of directors will (i) lead in a direction that minimizes the risk of unauthorized and malicious use, disclosure, potential theft, alteration or damaging effects of our operations while concurrently enabling the sharing of information in cyberspace, and (ii) ensuring that risks to the confidentiality, integrity or availability of Company-owned information assets are managed and appropriately by implementing an information security risk management approach, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, chief financial officer, and other personnel in charge of cybersecurity matters.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors is responsible for overseeing our cybersecurity risk management.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and implemented a cybersecurity risk management policy designed to protect the confidentiality, integrity, and availability of our critical systems and information.
Cybersecurity Risk Role of Management [Text Block]

Our board of directors is responsible for overseeing our cybersecurity risk management. Our board of directors will (i) lead in a direction that minimizes the risk of unauthorized and malicious use, disclosure, potential theft, alteration or damaging effects of our operations while concurrently enabling the sharing of information in cyberspace, and (ii) ensuring that risks to the confidentiality, integrity or availability of Company-owned information assets are managed and appropriately by implementing an information security risk management approach, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, chief financial officer, and other personnel in charge of cybersecurity matters.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

Our board of directors is responsible for overseeing our cybersecurity risk management. Our board of directors will (i) lead in a direction that minimizes the risk of unauthorized and malicious use, disclosure, potential theft, alteration or damaging effects of our operations while concurrently enabling the sharing of information in cyberspace, and (ii) ensuring that risks to the confidentiality, integrity or availability of Company-owned information assets are managed and appropriately by implementing an information security risk management approach, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, chief financial officer, and other personnel in charge of cybersecurity matters.